SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares,Outstanding at beginning of year | shares | shares	325,800
Shares, Granted | shares | shares	0
Shares, Exercised | shares | shares	0
Shares, Expired/Forfeited | shares | shares	325,800
Shares, Outstanding at end of year | shares | shares	0
Shares, Options exercisable at end of year | shares | shares	0
Weighted-average exercise price, Outstanding at beginning of year (in dollars per share) | $ / shares	$ 10.10
Weighted-average exercise price, Granted (in dollars per share) | $ / shares	0
Weighted-average exercise price, Exercised (in dollars per share) | $ / shares	0
Weighted-average exercise price, Expired/Forfeited (in dollars per share) | $ / shares	10.10
Weighted-average exercise price, Outstanding at end of year (in dollars per share) | $ / shares	0
Weighted-average exercise price, Options exercisable at end of year (in dollars per share) | $ / shares	$ 0
Aggregate Intrinsic Value, Outstanding at end of year (in dollars) | $ | $	$ 0
Aggregate Intrinsic Value, Options exercisable at end of year (in dollars) | $ | $	$ 0